Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligations	Purchase obligations as of June 30, 2019 are as follows (in millions):

2019 (remaining)	$87.2
2020	67.4
2021	43.7
2022	4.4
2023	3.0
Thereafter	6.9
Total purchase commitments	$212.6